NOTE 1 - ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 -- ORGANIZATION AND BUSINESS

ORGANIZATION AND BUSINESS

The accompanying consolidated financial statements include EDAC Technologies Corporation (the “Company”) and its wholly-owned subsidiaries, Gros-Ite Industries, Inc., Apex Machine Tool Company, Inc. and EBTEC Corporation.  The Company is a diversified manufacturing company serving the aerospace and industrial markets world-wide.  The Company provides complete design, manufacture and service meeting the precision requirements of customers in the jet engine components, tooling, fixtures, molds, grinding machines and machine spindles markets.  Its Aerospace segment represents 71% of the Company as measured by sales, while the Company’s Industrial segment represents 29%. The Company’s principal markets are located in the U.S., Canada, Mexico, Europe and Asia.